Equity - Summary of Stock Options Granted (Details) - Noble Finance Company [Member] - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 05, 2021
Numbers of Shares Underlying Options
Outstanding at beginning of year (in shares)	556,155	708,400	1,103,242
Expired (in shares)	(556,155)	(152,245)	(394,842)
Outstanding at end of year (in shares)	0	556,155	708,400
Exercisable at end of year (in shares)		556,155	708,400	0
Weighted Average Exercise Price
Outstanding at beginning of year (usd per share)	$ 30.39	$ 30.90	$ 28.74
Expired (usd per share)	30.39	32.78	24.85
Outstanding at end of year (usd per share)	$ 0	30.39	30.90
Exercisable at end of year (usd per share)		$ 30.39	$ 30.90	$ 0